Note 12 - Supplemental Cash Flow Information - 10Q	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]

12. Supplemental Cash Flow Information

We had the following non-cash operating, investing and financing activities (in thousands):

	For the Nine-Months Ended September 30, 2013	For the Nine-Months Ended September 30, 2012
Non-cash operating activities:
Issuance of shares of common stock to settle the partial payment of payable under a shared services agreement with PSID	$—	$160
Non-cash investing and financing activities:
Net assets acquired from VC in excess of cash acquired for common stock	117	—
Acquisition of assets for common stock, assumption of stock options and a promissory note	$—	$1,200
Notes and accrued interest related to notes conversion to common stock	420	—

12. Supplemental Cash Flow Information

We had the following non-cash operating, investing and financing activities (in thousands):

	For the year ended December 31, 2012	From December 14, 2011 (Inception) to December 31, 2011
Non-cash operating activities:
Issuance of shares of common stock to settle the partial payment under a shared services agreement	$160	$—
Non-cash investing and financing activities:
Acquisition of assets under asset purchase agreement for note payable and estimated royalty obligations	$5,820	$—
Acquisition of assets for common stock, stock options assumed and a promissory note	$1,200	$—